Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	[1]	kr 11,128	kr 3,362
Treasuries/government bonds		10,872	22,266
Other interest-bearing securities except loans		45,881	33,551
Loans in the form of interest-bearing securities		46,578	50,780
Loans to credit institutions		20,775	31,315
Loans to the public		180,288	171,562
Derivatives		8,419	7,563
Tangible and intangible assets		331	145
Deferred tax assets		11	15
Other assets		7,451	12,853
Prepaid expenses and accrued revenues		1,913	1,987
Total assets		333,647	335,399
Liabilities and equity
Borrowing from credit institutions		5,230	3,486
Borrowing from the public		10,000	10,000
Debt securities issued		279,770	273,976
Derivatives		14,729	25,395
Other liabilities		1,167	455
Accrued expenses and prepaid revenues		1,875	1,924
Provisions		68	99
Total liabilities		312,839	315,335
Share capital		3,990	3,990
Reserves		(129)	(129)
Retained earnings		16,947	16,203
Total equity	[2],[3]	20,808	20,064
Total liabilities and equity		kr 333,647	kr 335,399

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.
[2]	See Note 22.
[3]	The entire equity is attributable to the shareholder of the Parent Company.